SHARE-BASED AWARDS PLAN - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended													12 Months Ended				6 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Baidu, Inc. Share Option Except ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Year	Dec. 31, 2011 Baidu, Inc. ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Year	Dec. 31, 2011 Baidu, Inc. ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Minimum	Dec. 31, 2011 Baidu, Inc. 2000 Plan	Dec. 31, 2011 Baidu, Inc. Share Option Under 2000 Plan	Dec. 31, 2011 Baidu, Inc. 2008 Plan	Dec. 31, 2011 Baidu, Inc. Restricted Stock USD ($) Year	Dec. 31, 2011 Baidu, Inc. Restricted Stock CNY	Dec. 31, 2010 Baidu, Inc. Restricted Stock CNY	Dec. 31, 2009 Baidu, Inc. Restricted Stock CNY	Dec. 31, 2011 Baidu, Inc. Restricted Stock Maximum	Dec. 31, 2011 Baidu, Inc. Restricted Stock Minimum	Dec. 31, 2011 Baidu, Inc. Stock Options USD ($) Year	Dec. 31, 2011 Baidu, Inc. Stock Options CNY	Dec. 31, 2010 Baidu, Inc. Stock Options USD ($)	Dec. 31, 2010 Baidu, Inc. Stock Options CNY	Dec. 31, 2009 Baidu, Inc. Stock Options USD ($)	Dec. 31, 2009 Baidu, Inc. Stock Options CNY	Dec. 31, 2011 Qunar 2007 Plan	Dec. 31, 2011 Qunar 2007 Plan Maximum Year	Dec. 31, 2011 Qunar 2007 Plan Minimum	Dec. 31, 2011 Qunar Stock Options USD ($) Year	Dec. 31, 2011 Qunar Stock Options CNY Year	Dec. 31, 2011 Qunar Stock Option USD ($)	Dec. 31, 2011 Qunar Stock Option CNY	Dec. 31, 2011 Qunar Stock Incentive Plan 2007 After Amended
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved ordinary shares for issuance under share-based awards plan					5,040,000		3,428,777													9,600,140							26,060,000
Percentage of share-based awards granted generally vest after the first year of service						25.00%
Remaining vesting period						36 months
Maximum contractual term of share-based awards granted		10	5																		10
Minimum percentage of voting power of the entity's share capital	10.00%
Percentage of the fair market value of the entity's ordinary shares				110.00%																		100.00%
Shares vesting term (in years)												4 years	2 years								4 years	2 years
Total intrinsic value of options exercised														$ 43.83	275.86		263.97		340.13
Unrecognized share-based compensation cost								52.18	328.42					8.43	53.09								6.02	37.91
A weighted-average vesting period over which the deferred cost is expected to be recognized (in years)								2.89	2.89					2.53	2.53								2.72	2.72
The weighted-average grant-date fair value of options granted during respective years														$ 432.68		$ 279.69		$ 94.10
Total fair value of shares vested during respective years, restricted shares								31.58	198.77	237.71	201.83
Total fair value of shares vested during respective years, options																									$ 0.79	5.02